Segment information and information by geographical area	12 Months Ended
Dec. 31, 2020
Segment information and information by geographical area
Segment information and information by geographical area

35 Segment information and information by geographic area

Segment information

Effective July 1, 2020, Eni’s management redesigned the macro-organizational structure of the Group, in line with its new long-term strategy, disclosed in February 2020 to the market and aimed at transforming the Company into a leader in the production and marketing of decarbonized energy products.

The new organization is based on two new General Departments:

•

Natural Resources, to build up the value of Eni's oil&gas upstream portfolio, with the objective of reducing its carbon footprint by scaling up energy efficiency and expanding production in the natural gas business, and its position in the wholesale market. Furthermore, it will focus its actions on the development of carbon capture and compensation projects. The General Department will incorporate the Company's oil&gas exploration, development and production activities, natural gas wholesale via pipeline and LNG. In addition, it will include forests conservation (REDD+) and carbon storage projects. The company Eni Rewind (environmental activities), will also be consolidated in this General Department.

•

Energy Evolution will focus on the evolution of the businesses of power generation, transformation and marketing of products from fossil to bio, blue and green. In particular, it will focus on growing power generation from renewable energy and biomethane, it will coordinate the bio and circular evolution of the Company's refining system and chemical business, and it will further develop Eni's retail portfolio, providing increasingly more decarbonized products for mobility, household consumption and small enterprises. The General Department will incorporate the activities of power generation from natural gas and renewables, the refining and chemicals businesses, Retail Gas&Power and mobility Marketing. The companies Versalis (chemical products) and Eni gas e luce will also be consolidated in this General Department.

In re-designing the Group’s segment information for financial reporting purposes, the management evaluated that the components of the Company whose operating results are regularly reviewed by the Chief Operating Decision Maker (CEO) to make decisions about the allocation of resources and to assess performances would continue being the single business units which are comprised in the two newly-established General Departments, rather than the two groups themselves. Therefore, in order to comply with the provisions of the international reporting standard that regulates the segment reporting (IFRS 8), the new reportable segments of Eni, substantially confirming the pre-existing setup, are identified as follows:

•	Exploration & Production: research, development and production of oil, condensates and natural gas, forestry conservation (REDD+) and CO2 capture and storage projects.
•

Global Gas & LNG Portfolio (GGP): supply and sale of wholesale natural gas by pipeline, international transport and purchase and marketing of LNG. It includes gas trading activities finalized to hedging and stabilizing the trade margins, as well as optimising the gas asset portfolio.

•

Refining & Marketing and Chemicals: supply, processing, distribution and marketing of fuels and chemicals. The results of the Chemicals segment were aggregated with the Refining & Marketing performance in a single reportable segment, because these two operating segments have similar economic returns. It comprises the activities of trading oil and products with the aim to execute the transactions on the market in order to balance the supply and stabilize and cover the commercial margins.

•

Eni gas e luce, Power & Renewables: retail sales of gas, electricity and related services, production and wholesale sales of electricity from thermoelectric and renewable plants. It includes trading activities of CO2 emission certificates and forward sale of electricity with a view to hedging/optimising the margins of the electricity.

•

Corporate and Other activities: includes the main business support functions, in particular holding, central treasury, IT, human resources, real estate services, captive insurance activities, research and development, new technologies, business digitalization and the environmental activity developed by the subsidiary Eni Rewind.

Segment information presented to the CEO (i.e. the Chief Operating Decision Maker, ex IFRS 8) includes: revenues, operating profit and directly attributable assets and liabilities.

According to the requirements of the international accounting standards regarding segment information in the event of a reorganization of business segments, the segment information for the 2019 and 2018 comparative periods have been restated for homogeneous comparison as follows.

As reported in 2019:

			Refining &	Corporate	Adjustments
	Exploration &		Marketing	and Other	of intragroup
(€ million)	Production	Gas & Power	and Chemicals	activities	profits	Total
2019
Sales from operations including intersegment sales	23,572	50,015	23,334	1,681
Less: intersegment sales	(13,073)	(11,855)	(2,317)	(1,476)
Sales from operations	10,499	38,160	21,017	205		69,881
Operating profit	7,417	699	(854)	(710)	(120)	6,432
Identifiable assets (a)	68,915	9,176	12,336	1,860	(492)	91,795
Identifiable liabilities (a)	20,164	7,852	4,599	3,927	(141)	36,401
2018
Sales from operations including intersegment sales	25,744	55,690	25,216	1,589
Less: intersegment sales	(15,801)	(12,581)	(2,622)	(1,413)
Sales from operations	9,943	43,109	22,594	176		75,822
Operating profit	10,214	629	(380)	(691)	211	9,983
Identifiable assets (a)	63,051	9,989	11,692	1,171	(420)	85,483
Identifiable liabilities (a)	18,110	8,314	4,319	4,072	(275)	34,540
(a)	Include assets/liabilities directly associated with the generation of operating profit.

As restated:

			Refining &	Eni gas e	Corporate	Adjustments
	Exploration &	Global Gas &	Marketing	luce, Power &	and Other	of intragroup
(€ million)	Production	LNG Portfolio	and Chemicals	Renewables	activities	profits	Total
2019
Sales from operations including intersegment sales	23,572	11,779	42,360	8,448	1,676
Less: intersegment sales	(13,073)	(2,549)	(384)	(476)	(1,472)
Sales from operations	10,499	9,230	41,976	7,972	204		69,881
Operating profit	7,417	431	(682)	74	(688)	(120)	6,432
Identifiable assets (a)	68,915	4,092	13,569	4,068	1,643	(492)	91,795
Identifiable liabilities (a)	20,164	3,836	6,272	2,380	3,890	(141)	36,401
2018
Sales from operations including intersegment sales	25,744	14,807	46,483	8,218	1,588
Less: intersegment sales	(15,801)	(2,876)	(395)	(534)	(1,412)
Sales from operations	9,943	11,931	46,088	7,684	176		75,822
Operating profit	10,214	387	(501)	340	(668)	211	9,983
Identifiable assets (a)	63,051	4,642	13,099	4,008	1,103	(420)	85,483
Identifiable liabilities (a)	18,110	4,089	6,201	2,364	4,051	(275)	34,540
(a)	Include assets/liabilities directly associated with the generation of operating profit.

Segment Information

			Refining &	Eni gas e luce	Corporate	Adjustments
	Exploration &	Global Gas &	Marketing	Power &	and Other	of intragroup
(€ million)	Production	LNG Portfolio	and Chemicals	Renewables	activities	profits	Total
2020
Sales from operations including intersegment sales	13,590	7,051	25,340	7,536	1,559
Less: intersegment sales	(7,231)	(1,689)	(403)	(401)	(1,365)
Sales from operations	6,359	5,362	24,937	7,135	194		43,987
Operating profit	(610)	(332)	(2,463)	660	(563)	33	(3,275)
Net provisions for contingencies	98	64	118	(2)	26	45	349
Depreciation and amortization	(6,273)	(125)	(575)	(217)	(146)	32	(7,304)
Impairments of tangible and intangible assets and right-of-use assets	(2,170)	(2)	(1,605)	(56)	(22)		(3,855)
Reversals of tangible and intangible assets	282		334	55	1		672
Write-off of tangible and intangible assets	(322)			(7)			(329)
Share of profit (loss) of equity-accounted investments	(980)	(15)	(363)	6	(381)		(1,733)
Identifiable assets (a)	59,439	4,020	10,716	4,387	1,444	(402)	79,604
Unallocated assets (b)							30,044
Equity-accounted investments	2,680	259	2,605	217	988		6,749
Identifiable liabilities (a)	17,501	3,785	5,460	2,426	3,316	(83)	32,405
Unallocated liabilities (b)							39,750
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	3,472	11	771	293	107	(10)	4,644
2019
Sales from operations including intersegment sales	23,572	11,779	42,360	8,448	1,676
Less: intersegment sales	(13,073)	(2,549)	(384)	(476)	(1,472)
Sales from operations	10,499	9,230	41,976	7,972	204		69,881
Operating profit	7,417	431	(682)	74	(688)	(120)	6,432
Net provisions for contingencies	97	234	276	(5)	307	(51)	858
Depreciation and amortization	(7,060)	(124)	(620)	(190)	(144)	32	(8,106)
Impairments of tangible and intangible assets and right-of-use assets	(1,347)		(1,127)	(83)	(13)		(2,570)
Reversals of tangible and intangible assets	130	5	205	41	1		382
Write-off of tangible and intangible assets	(292)		(6)	(1)	(1)		(300)
Share of profit (loss) of equity-accounted investments	7	(21)	(63)	10	(21)		(88)
Identifiable assets (a)	68,915	4,092	13,569	4,068	1,643	(492)	91,795
Unallocated assets (b)							31,645
Equity-accounted investments	4,108	346	3,107	141	1,333		9,035
Identifiable liabilities (a)	20,164	3,836	6,272	2,380	3,890	(141)	36,401
Unallocated liabilities (b)							39,139
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	6,996	15	933	357	89	(14)	8,376
2018
Sales from operations including intersegment sales	25,744	14,807	46,483	8,218	1,588
Less: intersegment sales	(15,801)	(2,876)	(395)	(534)	(1,412)
Sales from operations	9,943	11,931	46,088	7,684	176		75,822
Operating profit	10,214	387	(501)	340	(668)	211	9,983
Net provisions for contingencies	235	53	274		579	(21)	1,120
Depreciation and amortization	(6,152)	(226)	(399)	(182)	(59)	30	(6,988)
Impairments of tangible and intangible assets	(1,025)	(6)	(193)	(50)	(18)		(1,292)
Reversals of tangible and intangible assets	299	79		48			426
Write-off of tangible and intangible assets	(97)	(1)	(2)				(100)
Share of profit (loss) of equity-accounted investments	158	(2)	(67)	11	(168)		(68)
Identifiable assets (a)	63,051	4,642	13,099	4,008	1,103	(420)	85,483
Unallocated assets (b)							32,890
Equity-accounted investments	4,972	355	275	139	1,303		7,044
Identifiable liabilities (a)	18,110	4,089	6,201	2,364	4,051	(275)	34,540
Unallocated liabilities (b)							32,760
Capital expenditure in tangible and intangible assets	7,901	26	877	238	94	(17)	9,119
(a)	Include assets/liabilities directly associated with the generation of operating profit.
(b)	Include assets/liabilities not directly associated with the generation of operating profit.

Financial information by geographical area

Identifiable assets and investments by geographical area of origin

		Other
		European	Rest of				Other
(€ million)	Italy	Union	Europe	Americas	Asia	Africa	areas	Total
2020
Identifiable assets(a)	17,228	4,159	3,174	4,485	16,360	33,341	857	79,604
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,198	152	119	441	1,267	1,443	24	4,644
2019
Identifiable assets(a)	19,346	7,237	1,151	5,230	17,898	40,021	912	91,795
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,402	306	9	1,017	1,685	3,902	55	8,376
2018
Identifiable assets(a)	18,646	7,086	1,031	4,546	16,910	36,155	1,109	85,483
Capital expenditure in tangible and intangible assets	1,424	267	538	534	1,782	4,533	41	9,119

(a)    Include assets directly associated with the generation of operating profit.

Sales from operations by geographical area of destination

(€ million)	2020	2019	2018
Italy	14,717	23,312	25,279
Other European Union	9,508	18,567	20,408
Rest of Europe	8,191	6,931	7,052
Americas	2,426	3,842	5,051
Asia	4,182	8,102	9,585
Africa	4,842	8,998	8,246
Other areas	121	129	201
	43,987	69,881	75,822

Following the exit from the European Union in 2020, revenues relating to the United Kingdom of €4,410 million for 2020 are included in the geographical area “Rest of Europe” while €6,856 million for 2019 and €6,286 million for 2018 are included in the geographical area “European Union”.